Schedule of property, plant and equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Balance at the beginning period	€ 34,779	€ 20,003
Additions	95,848	18,936
Depreciation charge	(7,681)	(3,842)
Write-downs (reversals of write-downs) of property, plant and equipment		(140)
Disposals	(46)	(6)
Exchange rate differences	2,645	(172)
Balance at end of period	125,545	34,779
Property, plant and equipment	125,545	34,779
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning period	67,935
Balance at end of period	166,999	67,935
Property, plant and equipment	166,999	67,935
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning period	(33,156)
Balance at end of period	(41,453)	(33,156)
Property, plant and equipment	(41,453)	(33,156)
Land and buildings [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning period	10,651	9,248
Additions	664	2,578
Depreciation charge	(1,160)	(1,087)
Write-downs (reversals of write-downs) of property, plant and equipment
Disposals
Exchange rate differences	129	(87)
Balance at end of period	10,284	10,651
Property, plant and equipment	10,284	10,651
Land and buildings [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning period	24,062
Balance at end of period	25,554	24,062
Property, plant and equipment	25,554	24,062
Land and buildings [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning period	(13,411)
Balance at end of period	(15,269)	(13,411)
Property, plant and equipment	(15,269)	(13,411)
Machinery [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning period	12,041	5,944
Additions	14,360	8,553
Depreciation charge	(6,129)	(2,471)
Write-downs (reversals of write-downs) of property, plant and equipment
Disposals	(19)	(2)
Exchange rate differences	813	16
Balance at end of period	21,066	12,041
Property, plant and equipment	21,066	12,041
Machinery [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning period	28,743
Balance at end of period	44,127	28,743
Property, plant and equipment	44,127	28,743
Machinery [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning period	(16,702)
Balance at end of period	(23,062)	(16,702)
Property, plant and equipment	(23,062)	(16,702)
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning period	726	707
Additions	912	241
Depreciation charge	(333)	(211)
Write-downs (reversals of write-downs) of property, plant and equipment
Disposals	(2)	(1)
Exchange rate differences	32	(10)
Balance at end of period	1,335	726
Property, plant and equipment	1,335	726
Computer equipment [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning period	2,573
Balance at end of period	3,204,000	2,573
Property, plant and equipment	3,204,000	2,573
Computer equipment [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning period	(1,847)
Balance at end of period	(1,870)	(1,847)
Property, plant and equipment	(1,870)	(1,847)
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning period	257	313
Additions	16	30
Depreciation charge	(59)	(73)
Write-downs (reversals of write-downs) of property, plant and equipment
Disposals	(21)	(3)
Exchange rate differences	9	(9)
Balance at end of period	202	257
Property, plant and equipment	202	257
Fixtures and fittings [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning period	1,453
Balance at end of period	1,454	1,453
Property, plant and equipment	1,454	1,453
Fixtures and fittings [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning period	(1,196)
Balance at end of period	(1,252)	(1,196)
Property, plant and equipment	(1,252)	(1,196)
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning period	11,105	3,791
Additions	79,897	7,535
Depreciation charge
Write-downs (reversals of write-downs) of property, plant and equipment		(140)
Disposals	(4)
Exchange rate differences	1,662	(82)
Balance at end of period	92,659	11,105
Property, plant and equipment	92,659	11,105
Construction in progress [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning period	11,105
Balance at end of period	92,659	11,105
Property, plant and equipment	92,659	11,105
Construction in progress [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning period
Balance at end of period
Property, plant and equipment